Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following:

	December 31,
(in thousands)	2019	2018
Raw materials	$3,739	$1,921
Work in process	1,170	549
Finished goods	3,152	1,592
Total inventories [1]	$8,061	$4,062